Note 7 - Investment in Affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
(7)           Investment in Affiliates

As of December 31, 2013, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. ("Teamhead Automobile") which is a PRC registered company that provides insurance surveyor and loss adjustors services, (ii) 30% equity interest in Jiaxing which is a PRC registered company that distributes property and casualty insurance products and (iii) 20.6% equity interest in Sincere Fame International Limited ("Sincere Fame") which is a BVI company that is a financial services company, primarily engages in the origination and management of small loans made to individuals, loan repackaging transaction, asset management-related services to financial institutions and mortgage agency services to individuals based in Guangzhou, PRC.

During the year of 2014, the Group acquired the remaining 70% equity interest in Jiaxing and become 100% owner of Jiaxing. Hence Jiaxing is derecognized from investment in affiliates.

During the years ended December 31, 2012, 2013 and 2014, the Group recognized its share of income of affiliates in the amount of RMB14,658, RMB20,621 and RMB30,649 respectively.

Investment as of December 31, 2013 and 2014 were as follows:

	As of December 31,
	2013	2014
	RMB	RMB
Teamhead Automobile	473	498
Jiaxing	192	—
Sincere Fame	188,576	219,205
Total	189,241	219,703

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2013	2014
	RMB	RMB
Balance sheet
Current assets	641,314	364,045
Non-current assets	556,067	1,335,315
Current liabilities	582,734	929,731
Non-current liabilities	1,057	2,904

	Year Ended December 31,
	2012	2013	2014
Results of operation	RMB	RMB	RMB
Net Revenues	328,385	365,521	403,908
Gross profit	240,644	295,954	346,688
Income from operations	89,963	139,211	184,531
Net profit	73,869	116,674	148,891